Significant Balance Sheet Components - Schedule of Other Non-Current Assets (Details) - Other Non-Current Assets [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Significant Balance Sheet Components - Schedule of Other Non-Current Assets (Details) [Line Items]
Prepaid expenses, non-current	$ 3,486	$ 3,368
Property and equipment, net	21
Total other non-current assets	$ 3,507	$ 3,368